SEMI
ANNUAL
REPORT

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FEBRUARY 28, 2002
TEMPLETON GLOBAL BOND FUND

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FRANKLIN TEMPLETON
INVESTMENTS

                                                    THANK YOU FOR INVESTING WITH
                                                FRANKLIN TEMPLETON. WE ENCOURAGE
                           OUR INVESTORS TO MAINTAIN A LONG-TERM PERSPECTIVE AND
                                  REMEMBER THAT ALL SECURITIES MARKETS MOVE BOTH
                                                  UP AND DOWN, AS DO MUTUAL FUND
                                                SHARE PRICES. WE APPRECIATE YOUR
                                                PAST SUPPORT AND LOOK FORWARD TO
                                                   SERVING YOUR INVESTMENT NEEDS
                                                             IN THE YEARS AHEAD.

--------------------------------------------------------------------------------
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FRANKLINTEMPLETON.COM

Electronic delivery is a convenient alternative to receiving these reports through the mail. Visit franklintempleton.com today, click on Account Services and sign up.
--------------------------------------------------------------------------------

SHAREHOLDER LETTER

--------------------------------------------------------------------------------
YOUR FUND'S GOAL: TEMPLETON GLOBAL BOND FUND SEEKS CURRENT INCOME WITH CAPITAL APPRECIATION AND GROWTH OF INCOME. UNDER NORMAL MARKET CONDITIONS, THE FUND INVESTS MAINLY IN THE DEBT SECURITIES OF COMPANIES, GOVERNMENTS AND GOVERNMENT AGENCIES LOCATED ANYWHERE IN THE WORLD, INCLUDING EMERGING MARKETS.
--------------------------------------------------------------------------------

This semiannual report of Templeton Global Bond Fund covers the period ended February 28, 2002. As in early 2001, the Federal Reserve Board (the Fed) led the global monetary easing cycle as it responded to a further reduction in U.S. and foreign economic activity. The Fed lowered short-term interest rates by 175 basis points (1.75%) during the six-month reporting period, cutting the federal funds target rate from 3.50% to 1.75%. U.S. consumer spending was relatively positive, although the outlook remained uncertain given reduced corporate earnings and the possibility of further labor market weakness as firms looked to reduce costs. Many foreign countries were negatively affected by the slowing U.S. economy as U.S. demand waned for their exports. The Asian economies, including Japan, were hurt the most because the U.S. slowdown led to sharply curtailed technology investment, which represents the bulk of the region's exports. The Canadian economy also suffered from the U.S. slowdown as the U.S. is Canada's largest trading partner. The events of September 11 further adversely impacted global

CONTENTS

Shareholder Letter .........  1

Performance Summary ........  6

Financial Highlights &
Statement of Investments ...  8

Financial Statements ....... 14

Notes to
Financial Statements ....... 17



[GRAPHIC OF PYRAMID OMITTED]
FUND CATEGORY

Global
Growth
Growth & Income
Income
Tax-Free Income




The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 11.

economies, as the fear of terrorism dramatically affected the U.S. economy. After the attacks, economic activity declined as consumers curbed their spending patterns and corporations increased employee layoffs to improve earnings.

The economic slowdown, relatively steady long-term rates and the Fed's aggressive reduction of the short-term federal funds target rate caused the U.S. Treasury yield curve to steepen and shift downward. Similarly, most foreign bond market yield curves steepened as their respective monetary authorities also reduced short-term interest rates. In this scenario, many shorter maturity bonds outperformed their longer-term counterparts during the period.

Global bond markets generally posted positive returns in local currencies over the period but negative returns in U.S. dollars. The J.P. Morgan Government Bond Index Global (GBI Global) rose 1.52% in local currency terms. In U.S. dollar terms, the GBI Global generated a negative 3.53% return as most major currencies depreciated versus the U.S. dollar.1

European bond markets had positive returns over the period as well, returning 2.01% in local currency terms, but -2.46% in U.S. dollars.2 The global economic slowdown negatively impacted the region's growth, and since bonds typically react favorably to economic weakness as the threat of inflation is diminished, bond prices rose. During the period under review, the European Central Bank
(ECB) reduced the official interest rate by 100 basis points (1.00%) to 3.25%. The Bank of



1. Source: J.P. Morgan Securities Inc. The J.P. Morgan GBI Global tracks total returns of government bonds in developed countries globally. The bonds included in the index are weighted according to their market capitalization. The index is unhedged.

2. Source: J.P. Morgan Securities Inc., GOVERNMENT BOND INDEX MONITOR, 2/28/02. Figures are based on J.P. Morgan's Government Bond Local Currency Return Indexes, with each country's or region's returns based on the gross price (net price plus accrued interest) of bonds in each index.

One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


GEOGRAPHIC DISTRIBUTION
BASED ON TOTAL NET ASSETS
2/28/02

[PIE CHART OMITTED]

EUROPE                                     50.5%
LATIN AMERICA                              19.6%
U.S.                                        8.7%
ASIA                                        7.0%
AUSTRALIA & NEW ZEALAND                     6.3%
CANADA                                      2.6%
SHORT-TERM INVESTMENTS & OTHER NET ASSETS   5.3%

England followed suit and cut its official interest rate by the same amount to end the period at 4.00%. Although both cited threats from a global economic downturn, the respective economies were not suffering from the same effects as in the U.S., whose recent, above-trend economic growth came to an end in 2001. In addition, the ECB adhered to its mandate of price stability with regard to monetary policy; therefore, as inflation remained stable in the region, the ECB cited no pressing need to reduce rates in lock-step with the U.S.

During the six months under review, emerging market bonds experienced considerable volatility due to concerns regarding slowing global growth and negative developments in Argentina. The J.P. Morgan Emerging Markets Bond Index Global (EMBIG) rose 2.16% in U.S. dollar terms, negatively impacted by the 55.79% decline in Argentine bonds, which represented 16.24% of the EMBIG at the beginning of the period.3 Other emerging markets, however, fared considerably better.

PORTFOLIO NOTES
Within this environment, Templeton Global Bond Fund - Class A posted a 3.56% cumulative total return in U.S. dollar terms for the six months ended February 28, 2002, as shown in the Performance Summary beginning on page 6. The Fund's benchmark, the Salomon Brothers World Government Bond Index, delivered a 1.52% cumulative total return in local currency terms and -3.78% cumulative total return in U.S. dollar terms for the same six-month period.4 The Fund's emerging



3. Source: J.P. Morgan Securities Inc. The J.P. Morgan EMBIG tracks and measures the total returns for U.S.-dollar-denominated debt instruments of sovereign and quasi- sovereign entities in 27 emerging markets. It includes reinvested interest.

4. Source: Salomon Brothers. The unmanaged Salomon Brothers World Government Bond Index tracks the performance of government bond markets in 17 countries. It includes fixed-rate U.S. and foreign government bonds with remaining maturities of one year or more.

One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

market positions positively contributed to performance, as they generally outperformed higher-quality industrial market bonds over the reporting period.

During the six months under review, Templeton Global Bond Fund allocated approximately 52% of total net assets to intermediate-term bonds in the industrial markets and approximately 36% of total net assets to emerging market bonds that we considered high quality and liquid. We believed this allocation offered the opportunity for higher long-term returns at the cost of modestly higher short-term volatility.

The Fund's overall allocations, as measured by percent of total net assets, changed slightly during the period. We altered the North American and European weightings, which stood at 11.3% and 50.5% on February 28, 2002, from 13.4% and 49.9% at the beginning of the period. In North America, we decreased the U.S. allocation from 10.6% on August 31, 2001, to 8.7% at the end of the period. Country allocations within Europe remained generally unchanged; however, we decreased the Fund's short-term investments. We reinvested proceeds from sales in the emerging markets, increasing exposure to Brazil, Mexico, Poland, Russia and Turkey while lowering our exposure to Venezuela.

OUTLOOK
Looking forward, we are cautious about the prospects for global bond markets, given increased expectations of an economic recovery in the U.S. and abroad (excluding Japan), and hence, the potential for higher interest rates. However, our long-term outlook for inflation remains positive given that price increases could be constrained by excess output capacity in the global economy, increased productivity and rising unemployment. The absence of significant near-term inflationary pressure could delay, and then limit, the degree of monetary tightening by the


PORTFOLIO BREAKDOWN
Based on Total Net Assets
2/28/02


============================
Government Bonds       88.5%

Corporate Bonds         6.0%

Warrants                0.2%

Short-Term Investments &
Other Net Assets        5.3%
world's major central banks during 2002. We believe that the Fund's emerging market positions in particular may continue to offer attractive return opportunities for the portfolio going forward.

It is important to note that global investing involves special risks related to market, currency, economic, social, political and other factors, in addition to the heightened risks associated with the relatively small size and lesser liquidity of emerging markets. Investing in any emerging market security means accepting a certain amount of volatility that can arise from such factors as high levels of inflation, deflation or currency devaluation. In fact, short-term volatility in these markets, and declines exceeding 50%, are not uncommon. These special risks and other considerations are discussed in the Fund's prospectus.

We look forward to continuing to serve your investment needs, and we welcome your comments or suggestions.



Portfolio Management Team
Templeton Global Bond Fund



--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of February 28, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
A NOTE ABOUT DUPLICATE MAILINGS
YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 2/28/02
DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



PRICE AND DISTRIBUTION INFORMATION

CLASS A                        CHANGE         2/28/02   8/31/01
----------------------------------------------------------------
Net Asset Value (NAV)          $0.00           $8.02     $8.02
DISTRIBUTIONS (9/1/01-2/28/02)
Dividend Income                $0.2800

CLASS C                        CHANGE         2/28/02   8/31/01
----------------------------------------------------------------
Net Asset Value (NAV)          $0.00           $8.03     $8.03
DISTRIBUTIONS (9/1/01-2/28/02)
Dividend Income                $0.2635

ADVISOR CLASS                  CHANGE         2/28/02   8/31/01
----------------------------------------------------------------
Net Asset Value (NAV)          $0.00           $8.01     $8.01
DISTRIBUTIONS (9/1/01-2/28/02)
Dividend Income                $0.2898



--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. Effective 1/1/93, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------



6                     Past performance does not guarantee future results.

PERFORMANCE


CLASS A                         6-MONTH    1-YEAR    5-YEAR    10-YEAR
-----------------------------------------------------------------------
Cumulative Total Return(1)        3.56%     6.13%    13.10%    64.48%

Average Annual Total Return(2)   -0.89%     1.63%     1.61%     4.64%

Value of $10,000 Investment(3)   $9,911   $10,163   $10,831   $15,744

Avg. Ann. Total Return (3/31/02)(4)         4.38%     1.82%     4.73%



                                                             INCEPTION
CLASS C                           6-MONTH    1-YEAR   5-YEAR  (5/1/95)
-----------------------------------------------------------------------
Cumulative Total Return(1)        3.34%     5.70%    10.98%    35.55%

Average Annual Total Return(2)    1.33%     3.69%     1.90%     4.40%

Value of $10,000 Investment(3)  $10,133   $10,369   $10,987   $13,422

Avg. Ann. Total Return (3/31/02)(4)         6.49%     2.12%     4.37%



ADVISOR CLASS5                    6-MONTH   1-YEAR   5-YEAR    10-YEAR
-----------------------------------------------------------------------
Cumulative Total Return(1)        3.69%     6.41%    14.42%    67.45%

Average Annual Total Return(2)    3.69%     6.41%     2.73%     5.29%

Value of $10,000 Investment(3)  $10,369   $10,641   $11,442   $16,745

Avg. Ann. Total Return (3/31/02)(4)         9.30%     2.96%     5.37%



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 13.33% and 2.45%.

--------------------------------------------------------------------------------
Ongoing market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Also, as a non-diversified series of an investment company, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.                            7

TEMPLETON GLOBAL BOND FUND
Financial Highlights

                                                                        CLASS A
                                           ---------------------------------------------------------------------
                                            SIX MONTHS ENDED              YEAR ENDED AUGUST 31,
                                           FEBRUARY 28, 2002 ---------------------------------------------------
                                               (UNAUDITED)        2001      2000       1999      1998      1997
                                           ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the period)
Net asset value, beginning of period ............   $8.02        $8.05     $8.81      $9.49     $9.82     $9.76
                                                  --------------------------------------------------------------
Income from investment operations:
 Net investment income ..........................     .21(a)       .56       .65        .58       .60       .63
 Net realized and unrealized gains (losses) .....     .07(a)       .01      (.80)      (.66)     (.32)      .03
                                                  --------------------------------------------------------------
Total from investment operations ................     .28          .57      (.15)      (.08)      .28       .66
Less distributions from:
 Net investment income ..........................    (.28)        (.18)     (.60)      (.55)     (.55)     (.60)
 Net realized gains .............................      --           --      (.01)      (.05)     (.06)       --
 Tax return of capital ..........................      --         (.42)       --         --        --        --
                                                  --------------------------------------------------------------
Total distributions .............................    (.28)        (.60)     (.61)      (.60)     (.61)     (.60)
                                                  --------------------------------------------------------------
Net asset value, end of period ..................   $8.02        $8.02     $8.05      $8.81     $9.49     $9.82
                                                  ==============================================================
Total return* ...................................   3.56%        7.51%   (1.80)%    (1.02)%     2.82%     6.87%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............$175,960     $178,785  $114,247   $146,753  $189,898  $198,131
Ratios to average net assets:
 Expenses .......................................   1.20%**      1.33%     1.23%      1.22%     1.17%     1.15%
 Net investment income ..........................   5.35%**(a)   7.06%     7.19%      6.20%     6.12%     6.41%
Portfolio turnover rate .........................  36.95%      101.11%   179.84%     74.60%    75.95%   166.69%

a The AICPA Audit and Accounting Guide of Investment Companies, was implemented as described in Note 1(g) resulting in the increase (decrease) to the following per share operating performance and ratio of net investment income to average net assets for the period ended February 28, 2002:

-----------------------------------------------------------------
Net investment income per share .......................  $(0.06)
Net realized and unrealized gains (losses) per share ..    0.06
Ratio of net investment income to average net assets ..   (1.55)%**

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+Based on average weighted shares outstanding effective year ended August 31, 1999.

TEMPLETON GLOBAL BOND FUND
Financial Highlights (CONTINUED)

                                                                        CLASS C
                                              ------------------------------------------------------------------
                                              SIX MONTHS ENDED          YEAR ENDED AUGUST 31,
                                              FEBRUARY 28, 2002 ------------------------------------------------
                                                 (UNAUDITED)     2001     2000       1999      1998      1997
                                              ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the period)
Net asset value, beginning of period ............   $8.03        $8.05     $8.82      $9.50     $9.83     $9.77
                                                  --------------------------------------------------------------
Income from investment operations:
 Net investment income ..........................     .19(a)       .53       .58        .54       .56       .57
 Net realized and unrealized gains (losses) .....     .07(a)       .02      (.78)      (.66)     (.32)      .05
                                                  --------------------------------------------------------------
Total from investment operations ................     .26          .55      (.20)      (.12)      .24       .62
                                                  --------------------------------------------------------------
Less distributions from:
 Net investment income ..........................    (.26)        (.15)     (.56)      (.51)     (.51)     (.56)
 Net realized gains .............................      --           --      (.01)      (.05)     (.06)       --
 Tax return of capital ..........................      --         (.42)       --         --        --        --
                                                  --------------------------------------------------------------
Total distributions .............................    (.26)        (.57)     (.57)      (.56)     (.57)     (.56)
                                                  --------------------------------------------------------------
Net asset value, end of period ..................   $8.03        $8.03     $8.05      $8.82     $9.50     $9.83
                                                  ==============================================================
Total return* ...................................    3.34%       7.20%   (2.34)%    (1.41)%     2.46%     6.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ............... $13,829      $13,784   $11,966    $17,386   $20,404   $16,629
Ratios to average net assets:
 Expenses .......................................    1.60%**     1.73%     1.62%      1.62%     1.56%     1.54%
 Net investment income ..........................    4.95%**(a)  6.65%     6.78%      5.80%     5.73%     5.96%
Portfolio turnover rate .........................   36.95%     101.11%   179.84%     74.60%    75.95%   166.69%


a The AICPA Audit and Accounting Guide of Investment Companies, was implemented as described in Note 1(g) resulting in the increase (decrease) to the following per share operating performance and ratio of net investment income to average net assets for the period ended February 28, 2002:

--------------------------------------------------------------------
Net investment income per share ......................... $(0.06)
Net realized and unrealized gains (losses) per share ....   0.06
Ratio of net investment income to average net assets ....  (1.56)%**


*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+Based on average weighted shares outstanding effective year ended August 31, 1999.

TEMPLETON GLOBAL BOND FUND
Financial Highlights (CONTINUED)

                                                                     ADVISOR CLASS
                                             -------------------------------------------------------------------
                                             SIX MONTHS ENDED           YEAR ENDED AUGUST 31,
                                              FEBRUARY 28, 2002 ------------------------------------------------
                                                 (UNAUDITED)       2001      2000       1999      1998     1997+
                                             -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........    $8.01         $8.04     $8.81      $9.49     $9.82   $10.16
                                                  --------------------------------------------------------------
Income from investment operations:
 Net investment income .........................      .21(a)        .58       .63        .61       .62      .42
 Net realized and unrealized gains (losses) ....      .08(a)        .01      (.77)      (.67)     (.32)    (.34)
                                                  --------------------------------------------------------------
Total from investment operations ...............      .29           .59      (.14)      (.06)      .30      .08
                                                  --------------------------------------------------------------
Less distributions from:
 Net investment income .........................     (.29)         (.20)     (.62)      (.57)     (.57)    (.42)
 Net realized gains ............................       --            --      (.01)      (.05)     (.06)      --
 Tax return of capital .........................       --          (.42)       --         --        --       --
                                                  --------------------------------------------------------------
Total distributions ............................     (.29)         (.62)     (.63)      (.62)     (.63)    (.42)
                                                  --------------------------------------------------------------
Net asset value, end of period .................    $8.01         $8.01     $8.04      $8.81     $9.49    $9.82
                                                  ==============================================================
Total return* ..................................     3.69%        7.79%   (1.65)%     (.77)%     3.08%     .80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............     $489          $289      $413     $1,261   $11,330  $12,742
Ratios to average net assets:
 Expenses ......................................      .95%**      1.09%      .98%       .97%      .91%     .88%**
 Net investment income .........................     5.41%**(a)   7.33%     7.28%      6.42%     6.38%    6.76%**
Portfolio turnover rate ........................    36.95%      101.11%   179.84%     74.60%    75.95%  166.69%


a The AICPA Audit and Accounting Guide of Investment Companies, was implemented as described in Note 1(g) resulting in the increase (decrease) to the following per share operating performance and ratio of net investment income to average net assets for the period ended February 28, 2002:

-----------------------------------------------------------------
Net investment income per share ...................... $(0.07)
Net realized and unrealized gains (losses) per share .   0.07
Ratio of net investment income to average net assets .  (1.77)%**

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to August 31, 1997.
++Based on average weighted shares outstanding effective year ended August 31, 1999.


10                                          See notes to financial statements.

TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2002 (UNAUDITED)



                                                                                   PRINCIPAL
                                                                                   AMOUNT**          VALUE
-------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS 86.0%
     AUSTRALIA 4.0%
     Government of Australia, 10.00%, 10/15/07 .................................   4,701,000 AUD $  2,917,773
     Queensland Treasury Corp., 6.50%, 6/14/05 .................................   8,775,000 AUD    4,648,451
                                                                                                 -------------
                                                                                                    7,566,224
                                                                                                 -------------
     BELGIUM 3.0%
     Kingdom of Belgium:
      8.50%, 10/01/07 ..........................................................   4,274,000 EUR    4,356,554
      7.50%, 7/29/08 ...........................................................   1,400,000 EUR    1,381,993
                                                                                                 -------------
                                                                                                    5,738,547
                                                                                                 -------------
     BRAZIL 4.5%
     Government of Brazil:
      10.125%, 5/15/27 .........................................................   1,700,000        1,339,175
      12.25%, 3/06/30 ..........................................................   3,880,000        3,550,200
      11.00%, 8/17/40 ..........................................................   4,600,000        3,760,500
                                                                                                 -------------
                                                                                                    8,649,875
                                                                                                 -------------
     CANADA 2.6%
     Government of Canada, 6.00%, 6/01/11 ......................................   7,648,000 CAD    4,990,160
                                                                                                 -------------
     DENMARK 1.9%
     Kingdom of Denmark, 8.00%, 3/15/06 ........................................  27,946,000 DKK    3,629,955
                                                                                                 -------------
     ECUADOR 2.1%
     Republic of Ecuador, Reg S, 12.00%, 11/15/12 ..............................   5,170,000        4,032,600
                                                                                                 -------------
     FRANCE 6.4%
     Government of France:
      8.25%, 2/27/04 ...........................................................   6,748,000 EUR    6,313,318
      8.50%, 10/25/08 ..........................................................   5,707,000 EUR    5,957,431
                                                                                                 -------------
                                                                                                   12,270,749
                                                                                                 -------------
     GERMANY 9.0%
     Federal Republic of Germany:
      8.00%, 7/22/02 ...........................................................   5,726,667 EUR    5,037,527
      Series 96, 6.00%, 1/05/06 ................................................   2,914,364 EUR    2,660,330
      6.00%, 7/04/07 ...........................................................  10,249,000 EUR    9,449,609
                                                                                                 -------------
                                                                                                   17,147,466
                                                                                                 -------------
    *INDONESIA .2%
     PT Astra International, wts., 12/31/03 ....................................   1,880,582          360,715
                                                                                                 -------------
     ITALY 7.5%
     Buoni Poliennali del Tesoro:
      8.75%, 7/01/06 ...........................................................   2,751,000 EUR    2,764,100
      6.75%, 7/01/07 ...........................................................   3,068,000 EUR    2,901,685
     Government of Italy:
      10.50%, 4/01/05 ..........................................................   7,676,001 EUR    7,789,739
      5.00%, 5/01/08 ...........................................................     835,000 EUR      728,775
                                                                                                 -------------
                                                                                                   14,184,299
                                                                                                 -------------

TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2002 (UNAUDITED) (CONT.)



                                                                                   PRINCIPAL
                                                                                   AMOUNT**        VALUE
-------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     MEXICO 8.3%
    +Protexa Construcciones SA de CV, 144A, 12.125%, 7/24/02 ..................  $    49,349     $     12,337
     United Mexican States, 11.375%, 9/15/16 ..................................   12,160,000       15,753,280
                                                                                                 -------------
                                                                                                   15,765,617
                                                                                                 -------------
     NETHERLANDS 3.4%
     Cellco Finance NV, 15.00%, 8/01/05 .......................................    1,300,000        1,246,700
     Government of Netherlands:
      7.75%, 3/01/05 ..........................................................    4,264,000 EUR    4,040,965
      5.75%, 2/15/07 ..........................................................    1,213,000 EUR    1,101,392
                                                                                                 -------------
                                                                                                    6,389,057
                                                                                                 -------------
     NEW ZEALAND 2.4%
     Government of New Zealand, 8.00%, 11/15/06 ...............................   10,060,000 NZD    4,511,628
                                                                                                 -------------
     PANAMA
     Republic of Panama, FRN, 2.90%, 5/14/02 ..................................        6,154            6,155
                                                                                                 -------------
     POLAND 1.6%
     Republic of Poland, FRN, 6.00%, 10/27/14 .................................    3,088,800        3,114,181
                                                                                                 -------------
     RUSSIA 5.8%
     Federation of Russia, 11.00%, 7/24/18 ....................................   10,265,000       11,000,713
                                                                                                 -------------
     SPAIN 4.0%
     Government of Spain:
      10.15%, 1/31/06 .........................................................    2,849,000 EUR    2,951,592
      8.80%, 4/30/06 ..........................................................    4,649,855 EUR    4,657,079
                                                                                                 -------------
                                                                                                    7,608,671
                                                                                                 -------------
     SWEDEN 3.9%
     Kingdom of Sweden, 10.25%, 5/05/03 .......................................   72,900,000 SEK    7,408,450
                                                                                                 -------------
     TURKEY 6.9%
     Republic of Turkey:
      Reg S, 10.00%, 9/19/07 ..................................................      162,000          161,932
      12.375%, 6/15/09 ........................................................    4,869,000        5,111,233
      11.875%, 1/15/30 ........................................................    7,740,000        7,777,926
                                                                                                 -------------
                                                                                                   13,051,091
                                                                                                 -------------
     UNITED KINGDOM 3.8%
     United Kingdom:
      7.50%, 12/07/06 .........................................................      500,000 GBP      781,814
      8.50%, 7/16/07 ..........................................................    3,981,000 GBP    6,551,383
                                                                                                 -------------
                                                                                                    7,333,197
                                                                                                 -------------
   *++UNITED STATEs
     Acadia Partners LP .......................................................      999,667           11,096
     Penobscot Partners LP ....................................................          333            2,703
                                                                                                 -------------
                                                                                                       13,799
                                                                                                 -------------

TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2002 (UNAUDITED) (CONT.)



                                                                                   PRINCIPAL
                                                                                   AMOUNT**        VALUE
-------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     VENEZUELA 4.7%
     Republic of Venezuela:
      Reg S, 9.125%, 6/18/07 ................................................... $   400,000     $    304,165
      144A, 9.125%, 6/18/07 ....................................................   1,220,000          927,704
      9.25%, 9/15/27 ...........................................................  11,555,000        7,689,852
                                                                                                 -------------
                                                                                                    8,921,721
                                                                                                 -------------
     TOTAL LONG TERM INVESTMENTS (COST $179,737,371)                                              163,694,870
                                                                                                 -------------
     SHORT TERM INVESTMENTS 2.5%
     Den Danske Bank, 1.875%, 3/01/02, Time Deposit ............................   4,530,000        4,530,000
     Morgan Stanley Dean Witter & Co., Series C, FRN, 1.92%, 4/19/02 ...........     100,000          100,006
                                                                                                 -------------
     TOTAL SHORT TERM INVESTMENTS (COST $4,629,867)                                                 4,630,006
                                                                                                 -------------
     GOVERNMENT AGENCIES 8.7%
     Federal Farm Credit Bank, 6.875%, 5/01/02 .................................     100,000          100,825
     Federal National Mortgage Association, 5.375% to 6.000%, with maturities
       to 5/15/11 ..............................................................   3,452,000        3,542,765
     U.S. Treasury Note, 5.00%, 8/15/11 ........................................  12,851,000       12,938,348
                                                                                                 -------------
     TOTAL GOVERNMENT AGENCIES (COST $16,925,302) ..............................                   16,581,938
                                                                                                 -------------
     TOTAL INVESTMENTS (COST $201,292,540) 97.2% ...............................                   184,906,814
     NET EQUITY IN FORWARD CONTRACTS ...........................................                      (13,734)
     OTHER ASSETS, LESS LIABILITIES 2.8% .......................................                    5,385,166
                                                                                                 -------------
     TOTAL NET ASSETS 100.0% ...................................................                 $190,278,246
                                                                                                 =============

    CURRENCY ABBREVIATIONS:
    AUD-- Australian Dollar
    CAD-- Canadian Dollar
    DKK-- Danish Krone
    EUR-- European Unit
    GBP-- British Pound
    NZD-- New Zealand Dollar
    SEK-- Swedish Krona


*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated. ++Securities represent equity investments.
+Represents defaulted bonds.

                             See notes to financial statements.               13

TEMPLETON GLOBAL BOND FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2002 (UNAUDITED)


Assets:
 Investments in securities, at value (cost $201,292,540) .................................   $184,906,814
 Cash ....................................................................................        579,280
 Receivables:
  Fund shares sold .......................................................................      1,391,760
  Dividends and interest .................................................................      5,290,400
 Unrealized gain on forward exchange contracts (Note 6) ..................................          6,611
                                                                                             -------------
      Total assets .......................................................................    192,174,865
                                                                                             -------------
Liabilities:
 Payables:
  Fund shares redeemed ...................................................................      1,608,836
  To affiliates ..........................................................................        192,326
 Unrealized loss on forward exchange contracts (Note 6) ..................................         20,345
 Accrued expenses ........................................................................         75,112
                                                                                             -------------
      Total liabilities ..................................................................      1,896,619
                                                                                             -------------
Net assets, at value .....................................................................   $190,278,246
                                                                                             -------------
Net assets consist of:
 Undistributed net investment income .....................................................   $ (8,296,797)
 Net unrealized depreciation .............................................................    (16,448,673)
 Accumulated net realized loss ...........................................................    (24,050,423)
 Beneficial shares .......................................................................    239,074,139
                                                                                             -------------
Net assets, at value .....................................................................   $190,278,246
                                                                                             =============
CLASS A:
 Net asset value per share ($175,959,586 / 21,951,239 shares outstanding) ................          $8.02
                                                                                             =============
 Maximum offering price per share ($8.02 / 95.75%) .......................................          $8.38
                                                                                             =============
CLASS C:
 Net asset value per share ($13,829,405 / 1,722,783 shares outstanding)* .................          $8.03
                                                                                             =============
 Maximum offering price per share ($8.03 / 99.00%) .......................................          $8.11
                                                                                             =============
ADVISOR CLASS:
 Net asset value and maximum offering price per share ($489,255 / 61,109 shares outstanding)        $8.01
                                                                                             =============


*Redemption price per share is equal to net asset value less any applicable sales charge.

14                             See notes to financial statements.

TEMPLETON GLOBAL BOND FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)


Investment Income:
 Dividends ..................................................................... $      270
 Interest ......................................................................  6,247,851
                                                                                 -----------
      Total investment income ..................................................              $ 6,248,121
Expenses:
 Management fees (Note 3) ......................................................    473,663
 Administrative fees (Note 3) ..................................................    142,097
 Distribution fees (Note 3)
  Class A ......................................................................    226,183
  Class C ......................................................................     44,269
 Transfer agent fees (Note 3) ..................................................    215,000
 Custodian fees ................................................................        500
 Reports to shareholders .......................................................     18,000
 Registration and filing fees ..................................................     40,000
 Professional fees .............................................................      6,340
 Trustees' fees and expenses ...................................................     13,400
                                                                                 -----------
      Total expenses ...........................................................                1,179,452
                                                                                              ------------
           Net investment income ...............................................                5,068,669
                                                                                              ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..................................................................   (406,899)
  Foreign currency transactions ................................................     44,611
                                                                                 -----------
       Net realized loss .......................................................                 (362,288)
 Net unrealized appreciation (depreciation) on:
  Investments ..................................................................  2,088,165
  Translation of assets and liabilities denominated in foreign currencies ......   (143,046)
                                                                                 -----------
       Net unrealized appreciation .............................................                1,945,119
                                                                                              ------------
Net realized and unrealized gain ...............................................                1,582,831
                                                                                              ------------
Net increase in net assets resulting from operations ...........................              $ 6,651,500
                                                                                              ============


                       See notes to financial statements.                     15

TEMPLETON GLOBAL BOND FUND
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED) AND THE YEAR ENDED AUGUST 31, 2001


                                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                              FEBRUARY 28, 2002 AUGUST 31, 2001
                                                                              ----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................................    $ 5,068,669      $  8,393,686
  Net realized loss from investments and foreign currency transactions .....       (362,288)       (7,720,916)
  Net unrealized appreciation on investments and translation of assets and liabilities
    denominated in foreign currencies ......................................      1,945,119         8,140,120
                                                                               -------------------------------
      Net increase in net assets resulting from operations .................      6,651,500         8,812,890
 Distributions to shareholders from:
  Net investment income:
   Class A .................................................................     (6,183,086)       (2,415,311)
   Class C .................................................................       (454,149)         (226,456)
   Advisor Class ...........................................................        (15,627)           (5,550)
  Tax return of capital:
   Class A .................................................................             --        (5,665,752)
   Class C .................................................................             --          (531,214)
   Advisor Class ...........................................................             --           (13,019)
                                                                               -------------------------------
 Total distributions to shareholders .......................................     (6,652,862)       (8,857,302)
 Beneficial share transactions (Note 2):
   Class A .................................................................     (2,823,302)       64,507,586
   Class C .................................................................         46,169         1,900,016
   Advisor Class ...........................................................        198,397          (130,481)
                                                                               -------------------------------
 Total beneficial share transactions .......................................     (2,578,736)       66,277,121
   Net increase (decrease) in net assets ...................................     (2,580,098)       66,232,709
Net assets:
 Beginning of period .......................................................    192,858,344       126,625,635
                                                                               -------------------------------
 End of period .............................................................   $190,278,246      $192,858,344
                                                                               ===============================
Undistributed net investment income included in net assets:
 End of period .............................................................   $ (8,296,797)     $    (17,007)
                                                                               ===============================

16                     See notes to financial statements.

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Bond Fund (the Fund) is a separate, non-diversified series of Templeton Income Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests mainly in the debt securities of companies, governments and government agencies located anywhere in the world including emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

The Fund may enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (unaudited) (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period.
Actual results could differ from those estimates.

G. AUDIT GUIDE

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize all premium and discount on fixed-income securities. Such amortization is included in net investment income but did not impact the net assets or the distributions of the Fund. Prior to August 31, 2001, premiums on fixed-income securities were included in realized gains and losses. The cumulative effect of this accounting change resulted in a reduction of $6,695,597 in the recorded cost of investments and a corresponding increase in net unrealized appreciation.

The effect of this change for the period ended February 28, 2002 was to decrease net investment income by $1,475,431, increase unrealized gains by $471,097, and increase realized gains by $1,004,334. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change in accounting policy.


2. BENEFICIAL SHARES

The Fund offers three classes of shares: Class A, Class C, and Advisor Class shares. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class of shares and its exchange privilege.

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (unaudited) (CONTINUED)

2. BENEFICIAL SHARES (CONT.)

At February 28, 2002, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                           SIX MONTHS ENDED                YEAR ENDED
                                                           FEBRUARY 28, 2002             AUGUST 31, 2001
                                                       ----------------------------------------------------
                                                           SHARES     AMOUNT          SHARES        AMOUNT
                                                       ------------------------------------------------------
CLASS A SHARES:
Shares sold .........................................   2,791,335  $22,272,598      4,981,900   $ 39,769,576
Shares issued on reinvestment of distributions ......     543,133    4,337,046        765,049      6,011,743
Shares issued on merger (Note 7) ....................          --           --      9,504,815     75,562,291
Shares redeemed .....................................  (3,686,114) (29,432,946)    (7,148,460)   (56,836,024)
                                                       ------------------------------------------------------
Net increase (decrease) .............................    (351,646) $(2,823,302)     8,103,304   $ 64,507,586
                                                       ======================================================


                                                           SIX MONTHS ENDED                YEAR ENDED
                                                           FEBRUARY 28, 2002             AUGUST 31, 2001
                                                       ------------------------------------------------------
                                                           SHARES     AMOUNT          SHARES        AMOUNT
                                                       ------------------------------------------------------
CLASS C SHARES:
Shares sold .........................................     241,567  $ 1,932,205        258,220   $  2,069,792
Shares issued on reinvestment of distributions ......      42,566      340,339         80,696        635,057
Shares issued on merger (Note 7) ....................          --           --        518,397      4,147,172
Shares redeemed .....................................    (278,665)  (2,226,375)      (625,637)    (4,952,005)
                                                       ------------------------------------------------------
Net increase ........................................       5,468  $    46,169        231,676   $  1,900,016
                                                       ======================================================


                                                           SIX MONTHS ENDED                YEAR ENDED
                                                           FEBRUARY 28, 2002             AUGUST 31, 2001
                                                       ------------------------------------------------------
                                                           SHARES     AMOUNT          SHARES        AMOUNT
                                                       ------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold .........................................      24,759  $   196,916          4,214   $     33,292
Shares issued on reinvestment of distributions ......       1,904       15,186          1,452         11,395
Shares issued on merger (Note 7) ....................          --           --         11,944         95,311
Shares redeemed .....................................      (1,721)     (13,705)       (32,792)      (270,479)
                                                       ------------------------------------------------------
Net increase (decrease) .............................      24,942  $   198,397        (15,182)  $   (130,481)
                                                       ======================================================


3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (unaudited) (CONTINUED)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

         ANNUALIZED
         FEE RATE       AVERAGE DAILY NET ASSETS
         -------------------------------------------------------------------
         0.50%          First $200 million
         0.45%          Over $200 million, up to and including $1.3 billion
         0.40%          Over $1.3 billion

The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

         ANNUALIZED
         FEE RATE       AVERAGE DAILY NET ASSETS
         -------------------------------------------------------------------
         0.15%          First $200 million
         0.135%         Next $500 million
         0.10%          Next $500 million
         0.075%         Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25% and 0.65% per year of the average daily net assets of Class A and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At February 28, 2002, unreimbursed costs were $278,011. Distributors received net commissions on sales of the Fund's shares and received contingent deferred sales charges for the period of $15,347 and $3,457, respectively.


4. INCOME TAXES

At February 28, 2002, the cost of investments and net unrealized depreciation for income tax purposes were as follows:

                 Cost of investments .......................  $208,557,876
                                                              -------------
                 Unrealized appreciation ...................     5,970,137
                 Unrealized depreciation ...................   (29,621,199)
                                                              -------------
                 Net unrealized depreciation ...............  $(23,651,062)
                                                              =============

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, losses realized subsequent to October 31 on the sale of securities and foreign currencies, and foreign currency gains/losses on the sale of debt instruments.

At August 31, 2001, the Fund had deferred capital and currency losses occurring subsequent to October 31, 2000 of $9,071,299 and $3,887,706, respectively. For tax purposes, such losses will be reflected in the year ending August 31, 2002.

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (unaudited) (CONTINUED)

4. INCOME TAXES (CONT.)

At August 31, 2001, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                 Capital loss carryovers expiring in:
                  2002 .............................. $   173,253
                  2003 ..............................      77,143
                  2004 ..............................      54,060
                  2005 ..............................       1,347
                  2006 ..............................       4,415
                  2007 ..............................   2,226,253
                  2008 ..............................   4,015,528
                  2009 ..............................   4,159,943
                                                      -----------
                                                      $10,711,942
                                                      ===========

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended February 28, 2002 aggregated $73,597,046 and $63,895,418, respectively.


6. OFF-BALANCE SHEET RISK

At February 28, 2002, the Fund has outstanding forward exchange contracts as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contracts.

                                                                           IN      SETTLEMENT      UNREALIZED
CONTRACTS TO BUY:                                                     EXCHANGE FOR    DATE        GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
500,000   Australian Dollar ....................................  U.S.  $  252,500  5/01/02     U.S.  $ 4,576
500,000   British Pound Sterling ...............................           702,500  5/01/02             2,035
                                                                        ----------                    --------
                                                                  U.S.  $  955,000                      6,611
                                                                        ==========                    --------
              Unrealized gain on forward exchange contracts ....                                U.S.  $ 6,611
                                                                                                      --------

CONTRACTS TO BUY:
2,400,000 Canadian Dollar .....................................   U.S.  $1,511,906  5/01/02     U.S. $(16,739)
1,500,000 European Unit .......................................          1,297,350  5/07/02            (3,606)
                                                                        ----------                    --------
                                                                  U.S.  $2,809,256                    (20,345)
                                                                        ==========                    --------
                 Unrealized loss on forward exchange contracts                                        (20,345)
                                                                                                      --------
                   Net unrealized loss on forward exchange contracts                            U.S. $(13,734)
                                                                                                     =========


TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (unaudited) (CONTINUED)

7. MERGERS

On July 26, 2001, the Fund acquired the net assets of the Franklin Templeton Global Trust (FTGT) -- Global Currency Fund pursuant to a plan of reorganization approved by FTGT -- Global Currency Fund's shareholders. The merger was accomplished by a tax-free exchange of 1,524,715 Class A shares of the Fund (valued at $7.74 per share) for the net assets of the FTGT -- Global Currency Fund which aggregated $11,801,292, including $142,340 of unrealized depreciation. The combined net assets of the Fund immediately after the merger were $122,780,841.

On August 23, 2001, the Fund acquired the net assets of the Franklin Investment Securities Trust (FIST) -- Franklin Global Government Income Fund pursuant to a plan of reorganization approved by FIST -- Franklin Global Government Income Fund's shareholders. The merger was accomplished by a tax-free exchange of 7,980,100 Class A shares, 518,397 Class C shares and 11,944 Advisor Class shares of the Fund (valued at $7.99 per share, $8.00 per share, and $7.98 per share, respectively) for the net assets of the FIST -- Franklin Global Government Income Fund which aggregated $68,003,482, including $8,450,684 of unrealized depreciation. The combined net assets of the Fund immediately after the merger were $192,751,693.





22

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


SEMIANNUAL REPORT
TEMPLETON GLOBAL BOND FUND

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Global Bond Fund prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


406 S2002 04/02   [LOGO OMITTED] Printed on recycled paper